LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]

11. LEASE LIABILITIES

The Company leases office space, and prior to the sale of the El Compas mine, the Company had been leasing the El Compas plant. These leases are for periods of five to ten years. Certain leases include an option to renew the lease after the end of the contract term and/ or provide for payments that are indexed to local inflation rates.

The following table presents the lease obligations of the Company:

	December 31,	December 31,
	2022	2021

Balance at the beginning of the year	$1,001	$1,094
Additions	344	89
Interest	64	73
Payments	(282)	(251)
Effects of movement in exchange rates	(54)	(4)
Balance at the end of the year	1,073	1,001
Less: Current portion	261	207
Non-current lease liabilities	$812	$794

The following table presents lease liability maturity - contractual undiscounted cash flows for the Company:

	December 31,	December 31,
	2022	2021

Less than one year	$337	$263
One to five years	831	637
More than five years	97	262
Total at the end of the year	$1,265	$1,162

The following amounts have been recognized in earnings (loss):

	Years ended
	December 31, 2022	December 31, 2021

Interest on lease liabilities	$64	$73
Expenses related to short-term leases	$567	$649

As at December 31, 2022, the lease liabilities have a weighted-average interest rate of 8.37%. For the year ended December 31, 2022, the Company recognized $64 in interest expense on the lease liabilities (December 31, 2021 - $73) and $567 related to short term rentals, primarily for rented mining equipment and employee housing (December 31, 2021 - $649).